[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


June 30, 2009


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

     Re:  Insured Municipals Income Trust, 139th Insured Multi-Series
          File No. 33-61190   CIK #896185

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on June 25, 2009.

Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.